Summary of Significant Accounting Policies - Schedule of Property Plant and Equipment Useful Life (Detail)	12 Months Ended
Dec. 31, 2014
Computer Equipment and Purchased Software [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Life	3 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Life	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Life	5 years
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment, Estimated Useful Life, Description	Lesser of lease term or useful life